Concentrations	6 Months Ended
Jun. 30, 2025
Concentrations [Abstract]
CONCENTRATIONS

11. CONCENTRATIONS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, other receivable and other non-current assets. The Group places its cash and cash equivalents with financial institutions with high-credit ratings in the U.S. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

The Group evaluates its concentrations of the operations are as follows:

No single customer represented 10% or more of the Group’s total revenues for the six months ended June 30, 2024, and 2025.

No single supplier represented 10% or more of the Group’s total costs of sales for the six months ended June 30, 2024, and 2025.

No single debtor accounted for 10% or more of the Group’s consolidated prepaid and other current assets and other non-current assets as of December 31, 2024 and June 30, 2025.

The debtors who accounted for 10% or more of the Group’s consolidated accounts receivable was as follows:

	As of June 30,
	2024		2025
Debtors	$	%	$	%
Accounts receivable
Company A	—	—	480	23%